SHARE-BASED PAYMENTS - Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Other Options and Warrants Granted (Details)	Dec. 31, 2022 USD ($) yr	Dec. 31, 2021 USD ($) yr	Jul. 31, 2021	Dec. 31, 2020 yr USD ($)
Exercise price, USD | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input, entity's own equity instruments	9.89	8.18		3.52
Share price, USD | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input, entity's own equity instruments	9.89	8.18		4.22
Risk fee interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input, entity's own equity instruments			0.0051	0.0017
Risk fee interest rate | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input, entity's own equity instruments	0.0221	0.0120		0.0041
Expected volatility | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input, entity's own equity instruments	0.49	0.55		0.55
Expected option term, years | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input, entity's own equity instruments | yr	4.48	6.56		5.16
Dividend yield | Options and Warrants
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input, entity's own equity instruments	0	0		0